10. INVESTMENT IN ASSOCIATES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Beginning balance	$ 4,692
Share of equity loss	751	$ 96
Dilution gain	(262)	(549)
Ending balance	$ 4,203	$ 4,692
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Beginning balance, shares	65,144,021	0
Acquisition of consideration shares, shares	0	56,050,450
Purchase of concurrent shares, shares	0	9,093,571
Ending balance, shares	65,144,021	65,144,021
Beginning balance	$ 4,692	$ 0
Acquisition of consideration shares		3,954
Purchase of concurrent shares		285
Share of equity loss	(751)	(96)
Dilution gain	262	549
Ending balance	$ 4,203	$ 4,692